Stock-based Compensatin (Stock Options) (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		100,000	620,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		100,000	620,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 2.37	$ 2.8
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 3	$ 3
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 6 months	2 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		5 years 4 months 25 days	5 years 8 months 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		$ 22	$ 17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 2	$ 2
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance		2,920,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		827,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(103,825)
Ending Balance		3,643,575	2,920,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	[1],[2]	1,903,925
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning Balance		$ 37.42
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		45.16
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		28.91
Ending Balance		39.42	$ 37.42
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	[1],[2]	$ 35.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		827,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(103,825)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 28.91
Employee Non-vested Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	[3]	827,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	[3]	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 2.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance	[3]	1,520,125
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	[3]	827,400
Sharebased Compensation Arrangement By Sharebased Payment Award Options Nonvested Options Forfeited Number Of Shares	[3]	(607,875)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	[3]	0
Ending Balance	[3]	1,739,650	1,520,125
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance		$ 2.69
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		2.37
Sharebased Compensation Arrangement By Sharebased Payment Award Options Nonvested Options Forfeited Weighted Average Grant Date Fair Value		2.73
Ending Balance		$ 2.52	$ 2.69

[1]	As at December 31, 2017 the fair value of options that vested in the year was $2 million (2016 - $2 million).
[2]	As at December 31, 2017, the weighted average remaining term of vested options was 5.4 years with an aggregate intrinsic value of $22 million (2016 - 5.7 years, $17 million).
[3]
As at December 31, 2017 there was $3 million of unrecognized compensation related to stock options not yet vested which is expected to be recognized over a weighted average period of approximately 2.5 years (2016 - $3 million, 2.4 years).